CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603



                                 March 21, 2007




Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


  Re:  First Trust/Gallatin Specialty Finance and Financial Opportunities Fund
                         Filing of Initial Registration Statement
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Ladies and Gentlemen:

        On behalf of First Trust/Gallatin Specialty Finance and Financial Opportunities Fund (the "Registrant"), we are transmitting the following documents for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940:

        1. the Registrant's notification of registration on Form N-8A; and
        2. the Registrant's registration statement on Form N-2 and each exhibit being filed.

        Before the registration statement becomes effective under the Securities Act of 1933, the Registrant will file all remaining exhibits.

        If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3017.


                                Very truly yours,



                                CHAPMAN AND CUTLER LLP


                                By: /s/ Brian D. Free
                                    ------------------------------
                                    Brian D. Free

Enclosures

cc: W. Scott Jardine
    Eric F. Fess